Finance Receivables and Loans, Net (Commercial Concentration Risk) (Details)	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Commercial Concentration Risk	100.00%	100.00%
TEXAS
Concentration Risk [Line Items]
Commercial Concentration Risk	13.00%	12.40%
MICHIGAN
Concentration Risk [Line Items]
Commercial Concentration Risk	12.60%	14.10%
FLORIDA
Concentration Risk [Line Items]
Commercial Concentration Risk	11.70%	12.40%
CALIFORNIA
Concentration Risk [Line Items]
Commercial Concentration Risk	9.30%	9.30%
NEW YORK
Concentration Risk [Line Items]
Commercial Concentration Risk	4.90%	3.50%
VIRGINIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.90%	4.10%
NORTH CAROLINA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.90%	2.10%
PENNSYLVANIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.30%	2.90%
GEORGIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.00%	2.50%
TENNESSEE
Concentration Risk [Line Items]
Commercial Concentration Risk	2.30%	1.80%
Other United States [Member]
Concentration Risk [Line Items]
Commercial Concentration Risk	32.10%	28.30%
Foreign other [Member]
Concentration Risk [Line Items]
Commercial Concentration Risk	0.00%	6.60%
Automotive Dealers [Member]
Concentration Risk [Line Items]
Commercial Concentration Risk	100.00%	99.40%
Other Property [Member]
Concentration Risk [Line Items]
Commercial Concentration Risk	0.00%	0.60%